NOTE 2- Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Notes
NOTE 2- Significant Accounting Policies:

NOTE 2- Significant Accounting Policies:

The following accounting policies have been applied consistently in the consolidated financial statements for all periods presented, unless otherwise stated.

a.     Basis of preparation:

The principal accounting policies adopted in the preparation of the consolidated financial statements are set out below. The policies have been consistently applied to all the years presented, unless otherwise stated.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and Interpretations (collectively IFRS Accounting Standards). The consolidated financial statements have been prepared under the historical cost convention, except for the embedded derivative, share-based compensation, right-of-use assets and lease liabilities, hybrid instrument, liability for agricultural research organization and the convertible loans that are measured at fair value through profit or loss.

b.     New standards, interpretations and amendments adopted from 1 January 2025:

The following amendments are effective for the period beginning January 1, 2025:

a)Lack of Exchangeability (Amendments to IAS 21); These amendments set out the requirements for determining the exchange rate to be used for recording a foreign currency transaction into the functional currency and translating a foreign operation into a different currency. These amendments clarify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking, as well as require the disclosure of information that enables users of financial statements to understand the impact of a currency not being exchangeable. These amendments had no material effect on the Consolidated Financial Statements of the Company.

b)IFRIC Agenda Decision on IFRS 8 Operating Segments; Requires disclosure of specified revenues and expenses for each reportable segment when those amounts are included in the measure of segment profit or loss reviewed by the Chief Operating Decision Maker or regularly provided to them. This agenda decision had no material effect on the Consolidated Financial Statements of the Company.

In April 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements” replacing IAS 1 to improve the usefulness of information presented and disclosed in financial statements. IFRS 18 introduces three sets of new requirements. The standard defines categories for income and expenses, such as operating, investing and financing, and requires entities to provide new defined subtotals, including operating profit. IFRS 18 also requires entities that define entity-specific measures that are related to the income statement to disclose explanations of those measures, referred to as management-defined performance measures. In addition, it sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes and requires entities to provide more transparency about operating expenses. These new requirements are to improve the entities’ reporting of financial performance and give investors a better basis for analyzing and comparing entities. The standard carries forward many requirements from IAS 1 unchanged. The standard is effective for annual periods beginning on or after January 1, 2027. The Company has decided not to adopt early this standard. The Company does not believe that this standard will have a material impact on the consolidated financial statements once adopted.

There are a number of standards and interpretations which have been issued by the International Accounting Standards Board that are effective for periods beginning subsequent to December 31, 2025, that the Company has decided not to adopt early. The Company does not believe that the standards, interpretations and amendments will have a material impact on the financial statements once adopted.

c.     Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenue and expenses. These estimates and underlying assumptions are reviewed regularly. Changes in accounting estimates are reported in the period that the change in estimate occurs.

The key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates used by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial years are discussed in Note 3.

Other estimates and assumptions used in preparing the financial statements, which are not considered critical and do not involve significant uncertainty:

1.Fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by the Black-Scholes pricing model. The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.

2.Equity instruments - warrants:

The Company uses the Black-Scholes option-pricing model to estimate the fair value of equity-classified warrants at the grant date. The key assumptions applied in the model include the expected volatility of the Company’s share price over the warrant’s life and the risk-free interest rate.

3.Derivative liability - Warrants

The Company uses the Black-Scholes option-pricing model to estimate fair value at each reporting date. The key assumptions used in the model are the expected future volatility in the price of the Company's shares and the expected life of the warrants.

4.Derivative liability - Convertible loans:

The fair value of the convertible loans at fair value was estimated by using a binomial model. The simulation approach was designed to take into account the terms and conditions of financial liability, as well as the capital structure of the Company and the volatility of its assets. The valuation was performed based on management’s assumptions and projections.

d.     Functional and presentation currency:

The functional currency of the Company and its subsidiaries and the presentation currency of the consolidated financial statements is USD. The Company and its subsidiaries determine the functional currency of each entity, and this currency is used to separately measure each Company entity's financial position and operating results.

e.     Foreign currency transactions:

Transactions denominated in foreign currency other than the functional currency are recognized on initial recognition at the exchange rate as of the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate as of that date. Exchange differences are recognized in profit or loss. Non-monetary assets and liabilities measured at cost are translated at the exchange rate as of the date of the transaction.

Transactions and balances in foreign currencies are converted into USD in accordance with the principles set forth by International Accounting Standard (IAS) 21 - "The Effects of Changes in Foreign Exchange Rates”.

f.     Basis of consolidation:

The Company controls an investee if and only if the Company has:

-Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee).

-Exposure, or rights, to variable returns from its involvement with the investee, and

-The ability to use its power over the investee to affect its returns.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control over the subsidiary.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-Company assets and liabilities, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full consolidation. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it (i) derecognizes the assets (including goodwill) and liabilities of the subsidiary, the carrying amount of any non-controlling interests and the cumulative translation differences recorded in equity. (ii) Recognizes the consideration received at fair value, recognizes any investment retained at fair value of and recognizes any surplus or deficit in profit or loss. (iii) reclassifies the parent’s share of components previously recognized in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Company had directly disposed of the related assets or liabilities.

g.    Cash and cash equivalents:

Cash and cash equivalents are considered by the Company to be highly liquid investments, including short-term deposits held by financial institutions with maturity of not exceeding three months at the time of deposit and are not restricted.

h.    Trade accounts receivable:

Trade accounts receivable includes billed and unbilled receivable. Trade accounts receivable is recorded at invoiced amounts and do not bear interest. Unbilled accounts receivable represent revenue recognized on contracts for which invoices have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date.

The proceeds from sales transactions with end-customers are charged through credit cards and processed by authorized payment gateways which subsequently deposit the funds into the Company’s bank accounts on a scheduled payments cycles of no later than a few weeks following the transaction date.

The Company charges customers for products at the time the order is placed and subsequently arranges shipment of the goods to the customer.

i.    Inventories:

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and estimated costs necessary to make the sale. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly. As of December 31, 2025, and 2024 there is no provision for slow-moving and obsolescent inventory.

Cost of inventories is as follows:

Raw materials - at cost of purchase, determined using the average cost method.

Work in progress and finished goods - based on average costs including materials, labor and other direct and indirect manufacturing costs based on normal capacity.

In the current reporting period, the Company revised its raw materials measurement policy and transitioned from applying the FIFO method to the average cost method. The new method provides more reliable and relevant information. As the effect of this change is not material, the Company has elected not to restate the comparative figures.

j.    Restricted cash:

Restricted cash is considered by the Company to be deposits held by financial institutions which are used mainly as security for guarantees.

k.    Deferred taxation:

The Company accounts for income taxes in accordance with the asset and liability method.  Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases, and losses carried forward.

Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the statement of operations in the period that includes the date of enactment or substantive enactment.

Current income taxes are recognized for the estimated income taxes payable for the current year.

Deferred income tax assets are recognized to the extent that management believes that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

l.   Impairment of non-financial assets:

Non-financial assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of the non-financial asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to dispose), the asset is written down and impairment charge is recognized accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the asset's cash-generating unit (i.e. the smallest class of assets to which the asset belongs that generates cash inflow that are largely independent of cash inflows from other assets).

During the years ended December 31, 2025, and 2024 no impairment charges of non-financial assets were recognized.

m.    Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value measurement is based on the presumption that the transaction to sell the asset or transfer liability takes place either:

1.In the principal market for the asset or liability, or

2.In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Classification of fair value hierarchy

The financial instruments presented in the consolidated statement of financial position at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2	-	Inputs other than quoted prices included within Level 1 are observable either directly or indirectly.

n.    Financial instruments:

1.Financial assets:

The Company classifies its financial assets based on the business model for managing the financial asset and its contractual cash flow characteristics. The Company's accounting policy for the relevant category is as follows:

Amortized cost

These assets arise principally from the provision of goods and services to customers (e.g., trade accounts receivable, restricted cash and other accounts receivable) but also incorporate other types of financial assets where the objective is to hold these assets in order to collect contractual cash flows and the contractual cash flows are solely payments of principal and interest. They are initially recognized at fair value plus transaction costs that are directly attributable to their acquisition or issue and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment.

2.Financial Liabilities:

The Company classifies its financial liabilities into one of the following categories:

Amortized cost

These liabilities include trade accounts payable, accrued liabilities, loans and Liability to Agricultural Research Organization, initially recognized at fair value plus transaction costs that are directly attributable to the issue of the instrument and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment.

Fair value through profit or loss

These financial liabilities can be settled in equity instruments but nevertheless do not meet the definitions of equity instruments.

The Company measures those financial liabilities at fair value. Transaction costs are recognized as profit or loss. After initial recognition, changes in fair value are recognized in profit or loss.

Warrants and convertible loans that are denominated in a currency other than the functional currency of the Company are considered derivative liability and were classified as financial liabilities at fair value through profit or loss. Accordingly, these warrants and convertible notes were measured at fair value and the changes in fair value in each reporting period was recognized in profit or loss.

3.Derecognition:

Financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the rights to receive the contractual cash flows.

Financial Liabilities

Financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

The terms of a financial liability are substantially different if the discounted cash flows under the new terms are at least 10% different from the discounted remaining cash flows of the original financial liability.

4.Impairment of financial assets:

The Company assesses at the end of each reporting period whether there is any objective evidence of impairment of financial assets carried out at amortized cost. As of December 31, 2025, and 2024 there is no evidence of impairment.

The expected credit loss (“ECL”) for trade accounts receivable is measured using the simplified method in accordance with IFRS 9, which requires an estimation of the lifetime expected credit loss for trade accounts receivable.

As of December 31, 2025, and 2024, ECL for trade and other accounts receivable were $0 and $0 respectively.

o.    Operating Segment:

An operating segment is a component of the Company that meets the following three criteria:

1.Engaged in business activities from which it may earn revenues and incur costs; and

2.Operating results are regularly reviewed by the Company's chief operating decision maker to make decisions about allocated resources to the segment and assess its performance; and

3.For which separate financial information is available.

Segment revenue and segment costs include items that are attributable to the relevant segments and items that can be allocated to segments. Items that cannot be allocated to segments include the Company's financial income and expenses and income tax.

The Company's chief operating decision maker is the chief executive officer.

See note 26 regarding geographical and segmental information.

p.    Share-based compensation:

Equity‑settled share options and warrants granted to employees and service providers are measured at their fair value on the grant date and recognized as an expense in the Consolidated Statements of Loss and Other Comprehensive Loss over the vesting period. Fair value is determined using an option‑pricing model (such as Black‑Scholes), taking into account the terms and conditions of the grant, including the exercise price, expected volatility, expected life of the instrument, risk‑free interest rate and expected dividend yield.

Restricted Stock Units (RSUs) granted to employees are measured at their fair value on the grant date and recognized as an expense in the Consolidated Statements of Loss and Other Comprehensive Loss over the vesting period. The fair value of the RSUs is generally determined based on the market price of the Company’s common shares on the grant date, as the awards have no exercise price and do not contain market‑based performance conditions unless otherwise specified.

Non‑market vesting conditions are taken into account by adjusting the number of awards expected to vest at each reporting date. As a result, the cumulative amount recognized over the vesting period reflects the number of equity instruments that are ultimately expected to vest.

q.    Liability for Agricultural Research Organization:

The Company recognizes royalties payable to The Agricultural Research Organization - Volcany Institute (the "ARO") as a financial liability in accordance with IFRS 9. Royalties are measured at the present value of the expected future payments under contractual arrangements. Liability is initially recognized when the related revenue is earned, and the obligation becomes probable and reliably measurable. Subsequent measurement is at amortized cost using the effective interest method.

Changes in estimates of future royalties, including adjustments for sales volumes or contractual terms, are recognized as a reduction in general and administrative expenses.

Royalties expense is presented within general and administrative expenses in the Statements of Loss and Other Comprehensive Loss. The corresponding liability is presented as Liability for Agricultural Research Organization or Other accounts payable in the Statement of Financial Position.

r.    Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses. Costs include spare parts and auxiliary equipment that are used in connection with plant and equipment.

A part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately using the component method.

The cost of an item of property, plant and equipment comprises the initial estimate of the costs of dismantling and removing the item and restoring the site on which the item is located.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

Class	%
Computers and others related	33
Furniture and office equipment	7-33
Leasehold improvements	10-30
Laboratory equipment	10-15
Factories	7-33

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end, and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

s.    Revenue recognition:

Revenue is recognized in accordance with IFRS 15 Revenue from Contracts with Customers. Under IFRS 15, revenue is recognized when (or as) control of the promised goods or services transfers to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company identifies each contract with a customer, determines the separate performance obligations, establishes the transaction price, allocates the consideration to the performance obligations based on their relative stand‑alone selling prices, and recognizes revenue as performance obligations are satisfied.

The Company generates revenue from two primary sources:

(1) In the products business unit, the Company derives its revenue from selling and transferring goods.

(2) In the CDMO Services business unit, the Company derives its revenue through completing an end-to-end service activity for the research, development and manufacturing of specific plant-based active molecules.

Sales of goods

Revenue from product sales is recognized at a point in time, when control of the goods is transferred to the customer. Control typically transfers to shipment or delivery, depending on the contractual terms.

Revenue is measured at the transaction price, net of estimated returns, rebates, discounts, and any variable consideration, to the extent that it is not subject to significant reversal.

The Company evaluated principal versus agent considerations to determine whether it is appropriate to record platform fees on one of its e-commerce platforms as an expense or as a reduction of revenue. Platform fees are recorded as expenses and are not recorded as a reduction in revenue because the Company controls all the goods before they are transferred to the customer. The Company is subject to credit risk, establishes prices of its products, determines who delivers the goods to the customer and can limit quantities or stop selling the goods at any time. Based on these considerations, the Company is the principal in this arrangement.

The right of return gives rise to variable consideration. The variable consideration is estimated at contract inception and constrained until the associated uncertainty is subsequently resolved. The application of the constraint on variable consideration increases the amount of revenue that will be deferred. To estimate the variable consideration to which it will be entitled, the Company applied the ‘most likely amount’ method. The Company includes in the transaction price amounts of variable consideration only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. At the end of each reporting period, the Company updates its estimates of variable consideration.

Providing services

The Company’s CDMO Services business unit revenue is recognized at a point in time, upon completion of the contractually defined performance obligation and when control of the completed service output is transferred to the customer. These arrangements do not meet the criteria for over‑time revenue recognition under IFRS 15, and therefore revenue is recorded only upon delivery of the completed milestone or output.

Deferred revenues

A deferred revenue is recognized if a payment is received, or a payment is due (whichever is earlier) from a customer before the Company transfers the related goods or services. Contract liabilities are recognized as revenue when the Company performs under the contract (i.e., transfers control of the related goods or services to the customer).

Financing components

The Company does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. Consequently, the Company does not adjust any of the transaction prices for the time value of money.

t.    Provisions:

Provisions are recognized when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result, and that outflow can be reliably measured. Provisions are measured using the best estimate of the amounts required to settle the obligation at the end of the reporting period.

u.    Leases:

Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any accumulated impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets incurred, and lease payments made at or before the commencement date fewer any lease incentives received. The cost of right-of-use assets comprises the amount of the initial measurement of the lease liability; lease payments made at or before the commencement date less any lease incentives received; and initial direct costs incurred. The recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period during which the event or condition that triggers the payment occurs.

Lease term:

The term of a lease is determined as the non-cancellable period for which a lessee has the right to use an underlying asset, together with both periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option period covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

Depreciation of a right-of-use asset:

Subsequent to the inception of the lease, a right-of-use asset is measured using the cost method, less accumulated depreciation and accumulated impairment losses, and is adjusted for re-measurements of the lease liability. Depreciation is measured using the straight-line method over the useful life or contractual lease term, whichever ends earlier.

Lessees will be also required to re-measure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will recognize the amount of the re-measurement of the lease liability as an adjustment to the right-of-use asset, until the carrying amount is reduced to zero.

v.    Issuance costs:

The Company allocates incremental costs that are directly attributable to issuing new shares to equity, net of any income tax benefit. Costs related to the stock market listing, or those that are not incremental and directly attributable to issuing new shares, are recognized as an expense in the Statement of Loss and Other Comprehensive Loss.

w.   Cost of revenues:

The cost of revenues consists of costs associated with manufacturing the goods sold by the Company in the period. Costs of revenues include direct costs, such as labor and raw materials, or indirect costs, such as machinery depreciation, warehouse utilities, stock-based compensation, and amortization of right of use assets.

The Company includes in the cost of revenues also referral fees and fulfillment expenditures which consist of receiving, segregating and storing the goods, picking, packing and shipping the goods and any reverse logistics when a return from customers occurred.

x.     Research and development expenses:

Expenditure relating to research and development is expensed in the period incurred. Research and development expenses consist of both internal and external costs and include salaries and benefits, materials and supplies, external research, preclinical and clinical development expenses, stock-based compensation and facilities costs. Facilities primarily include the allocation of rent, utilities and depreciation.

Since the Company's research and development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and, therefore, research and development expenses are recognized in profit or loss when incurred.

y.    Sales and marketing expenses:

Sales and marketing costs are expended in the period incurred. Marketing costs consist of advertising and promotion activities and include search engine marketing, such as display ads and keyword search terms, and various other forms of digital advertising, direct costs, such as sales personnel labor or indirect costs, such as stock-based compensation and amortization of right of use assets.

z.    Earnings (Loss) per share:

Basic and dilutive earnings or loss per share are calculated as net profit or loss attributed to the Company, divided by the weighted average number of outstanding common shares, during the period. The Company presents basic and diluted loss per share of the same amount for the reporting period. As the Company incurred a net loss, all potential common shares are considered anti-dilutive under IAS 33 Earnings per Share. Consequently, there is no difference between basic and diluted loss per share.